Business Acquisitions	12 Months Ended
May 31, 2022
Business Combinations [Abstract]
Business Acquisitions
3.	BUSINESS ACQUISITIONS
Business acquisition in
the
fiscal year 2020:
For
the year ended May 31, 2020, the Group made a business acquisition for a total consideration of US$1,153. The Group paid an amount of US$346 based on the payment schedule during the year ended May 31, 2020 and paid the remaining amount for
the year ended May 31, 2021. The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The intangible assets and goodwill amounted to US$1,149 and US$2,815, respectively. The purchase price allocation was determined by the Group with the assistance of an independent appraiser.
Pro forma financial information is not presented for the business acquisition in the fiscal year 2020 as it is immaterial to the reported results.
Business acquisition in the fiscal year 2021:
For
the year ended May 31, 2021, the Group made several business acquisitions, which were both individually and in aggregate insignificant. The total cash consideration of these other business acquisitions amounted to US$15,201, in which US$13,131 and nil had been paid for
the years ended May 31, 2021 and 2022, respectively. The cash and cash equivalents, intangible assets and goodwill acquired from these business acquisitions were US$430, US$2,085 and US$13,420, respectively. The purchase price allocations were determined by the Group with assistance of an independent appraiser.
Pro forma financial information is not presented for the business acquisition in the
fiscal year 2021 as it is immaterial to the reported results.